Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Jan. 27, 2022
Clockwise Core Equity & Innovation ETF
Account Value [Line Items]
Account Value	$ 13,317	$ 12,953	$ 12,748	$ 13,097	$ 12,728	$ 12,008	$ 12,380	$ 11,887	$ 10,524	$ 10,157	$ 9,612	$ 8,572	$ 8,812	$ 9,200	$ 9,440	$ 9,076	$ 8,476	$ 7,692	$ 7,796	$ 7,312	$ 7,212	$ 6,436	$ 6,940	$ 6,800	$ 6,852	$ 7,652	$ 7,796	$ 6,872	$ 7,756	$ 8,656	$ 10,316	$ 10,128	$ 10,680	$ 10,000
Clockwise Core Equity & Innovation ETF - at Market [Member]
Account Value [Line Items]
Account Value	13,319	12,955	12,750	13,112	12,715	12,019	12,396	11,889	10,521	10,149	9,592	8,572	8,812	9,208	9,424	9,076	8,476	7,684	7,796	7,324	7,216	6,424	6,928	6,800	6,856	7,664	7,796	6,856	7,760	8,648	10,344	10,120	10,668	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Account Value	$ 13,897	$ 13,607	$ 13,285	$ 13,125	$ 12,670	$ 12,072	$ 12,586	$ 12,193	$ 11,575	$ 11,384	$ 10,889	$ 9,978	$ 10,192	$ 10,703	$ 10,876	$ 10,537	$ 9,884	$ 9,841	$ 9,690	$ 9,347	$ 9,581	$ 9,014	$ 9,565	$ 9,059	$ 8,381	$ 9,231	$ 9,623	$ 8,811	$ 9,604	$ 9,586	$ 10,502	$ 10,126	$ 10,438	$ 10,000